Trade Notes and Accounts Receivable, Net - Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade Notes and Accounts Receivable, Net
Beginning Balance	$ (4,379,316)	$ (3,657,079)
Impairment provision	(1,549,801)	(1,402,555)
Initial adoption of IFRS 9		(281,594)
Write-off of receivables	996,185	961,912
Reclassification to current assets to held for sale	86,289
Ending Balance	$ (4,846,643)	$ (4,379,316)